Other Non-Current Assets (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Other Noncurrent Assets [Abstract]
Non-current inventories		$ 149	$ 152
Surplus in employees' defined benefit plans	[1]	115	91
Derivative designated as a cash flow hedge		97	115
Investments in equity-accounted investees		26	27
Other		16	8
Total other non-current assets		$ 403	$ 393

[1]	See Note 16.